CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues	$ 178,491	$ 213,591	$ 835,246	$ 634,722	$ 496,129
Revenue from Related Parties	7,447	0	13,267	0	0
Revenues:	185,938	213,591	848,513	634,722	496,129
Expenses:
Cost of natural gas and liquids sold	141,115	186,403	721,132	541,176	424,489
Operations and maintenance	22,555	10,861	59,915	41,254	35,532
Depreciation and amortization	(17,031)	(8,528)	(46,050)	(33,548)	(18,977)
General and administrative	7,805	6,103	32,723	21,764	13,842
Asset Impairment Charges			1,556	0	0
Gain on sale of assets, net	218	4	365	(25)	0
Costs and Expenses	188,724	211,899	861,741	637,717	492,840
(Loss) income from operations	(2,786)	1,692	(13,228)	(2,995)	3,289
Income (Loss) from Equity Method Investments	(3,552)		(6,496)	0	0
Interest expense	(7,498)	(2,973)	(15,562)	(12,590)	(5,767)
Loss on extinguishment of debt			(2,316)	0	(1,764)
Other Expenses			(77)	0	0
Other Cost and Expense, Operating	11,050	2,973	24,451	12,590	7,531
Loss before income tax expense	(13,836)	(1,281)	(37,679)	(15,585)	(4,242)
Income tax expense	(69)	(8)	(52)	(385)	(246)
Net loss	13,905	1,289	37,731	15,970	4,488
Series A Preferred fair value adjustment	0	33	(4,596)	(1,670)	0
Distribution Made to Member or Limited Partner, Distribution Paid In-kind, Fair Value Disclosure				0
Net loss attributable to partners	$ (10,827)	(1,790)	(36,659)	(17,640)	(4,228)
Less deemed dividend on:
Net loss attributable to Southcross Energy LLC common unitholders			$ 0	$ 0	$ (22,910)
Earnings per unit:
Distribution Made to Member or Limited Partner Minimum Quarterly Distributions Declared Per Unit	$ 0.40
Weighted average number of Southcross Energy LLC common units outstanding			0	0	1,198,429
Basic and diluted net loss per Southcross Energy LLC common unit			$ (0.93)		$ (0.17)
General Partner [Member]
Expenses:
Net loss	$ 217	26	$ 626	$ 319
Series A Preferred fair value adjustment				(1,670)
Distribution Made to Member or Limited Partner, Distribution Paid In-kind, Fair Value Disclosure	(76)	0	(207)	(33)
Common Units
Expenses:
Net loss	4,902	757	15,155	7,829
Distribution Made to Member or Limited Partner, Distribution Paid In-kind, Fair Value Disclosure				(17)
Less deemed dividend on:
Net loss attributable to Southcross Energy LLC common unitholders	(4,936)	(1,045)	(20,175)		$ (2,072)
Net income (loss) allocated to limited partners	$ (4,936)	$ (1,045)	$ (20,175)	$ (8,683)	$ (2,072)
Earnings per unit:
Weighted average number of partner units outstanding (in shares)	23,801,000	18,285,000	21,641,635	12,224,997	12,213,713
Loss per unit (in dollars per share)	$ (0.21)	$ (0.06)	$ (0.93)	$ (0.71)	$ (0.17)
Basic and diluted net loss per Southcross Energy LLC common unit	$ (0.21)	$ (0.06)
Subordinated Limited Partners [Member]
Expenses:
Net loss	$ 2,513	$ 506	$ 8,105	$ 7,822
Distribution Made to Member or Limited Partner, Distribution Paid In-kind, Fair Value Disclosure				(16)
Less deemed dividend on:
Net loss attributable to Southcross Energy LLC common unitholders	(2,533)	(719)
Net income (loss) allocated to limited partners	$ (2,533)	$ (719)	$ (8,355)	$ (8,638)	$ (2,071)
Earnings per unit:
Weighted average number of partner units outstanding (in shares)	12,214,000	12,214,000	12,213,713	12,213,713	12,213,713
Loss per unit (in dollars per share)	$ (0.21)	$ (0.06)	$ (0.68)	$ (0.71)	$ (0.17)
Basic and diluted net loss per Southcross Energy LLC common unit	$ (0.21)	(0.06)
Southcross Energy LLC [Member]
Earnings per unit:
Basic and diluted net loss per Southcross Energy LLC common unit					$ (19.12)
Southcross Holdings Common [Member]
Expenses:
Net loss attributable to partners	$ (3,154)		$ (6,409)
Redeemable
Less deemed dividend on:
Preferred units					$ (2,693)
Series B
Less deemed dividend on:
Preferred units					(4,696)
Series C
Less deemed dividend on:
Preferred units					(2,012)
Preferred
Less deemed dividend on:
Preferred units					$ (13,249)
Cash Distribution [Member]
Earnings per unit:
Distribution Made to Member or Limited Partner Minimum Quarterly Distributions Declared Per Unit	$ 0.4	$ 0.4	$ 0.40
Cash Distribution [Member] | Common Units | Limited Partners [Member]
Earnings per unit:
Distribution Made to Member or Limited Partner Minimum Quarterly Distributions Declared Per Unit			$ 1.60	$ 1.60	$ 0.24
Series A Convertible Preferred Units [Member]
Expenses:
Series A Preferred fair value adjustment	$ 0	$ 33	$ (4,596)	$ (37)
Dividends, Preferred Stock, Paid-in-kind	$ 0	$ (534)	$ (534)	$ (1,633)
Earnings per unit:
Distribution Made to Member or Limited Partner Minimum Quarterly Distributions Declared Per Unit	$ 0.40